Description of Organization and Business Operations (Details) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 13, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity Incorporation, Date of Incorporation		Jun. 15, 2021
Share price per share (in Dollars per share)	$ 10	$ 10
Aggregate private placement		$ 0	$ 5,090,000	$ 5,090,000	$ 0
Transaction costs		8,180,834		8,180,834
Cash underwriting fee		1,840,000		1,840,000
Deferred underwriting fees		5,520,000		5,520,000
Other offering costs		$ 820,834		$ 820,834
Percentage of fair market value				80.00%
Net proceeds from sale of units	$ 184,000,000
Underwriting discounts	1,840,000
Payment of fees and expenses	3,250,000
Deposit account	$ 100,000,000,000
Minimum maturity term	185 days
Percentage of restricted redeeming shares		20.00%		20.00%
Percentage of redeem public shares		100.00%		100.00%
Promptly business days		10 days		10 days
Redeem public shares, percentage		100.00%		100.00%
Interest to pay dissolution expenses		$ 100,000		$ 100,000
Price per share (in Dollars per share)		$ 10		$ (10)
Trust account share price (in Dollars per share)		10		10
Reduction price (in Dollars per share)		$ 10		$ 10
Taxes payable to interest to pay dissolutions expenses		$ 100,000		$ 100,000
Cash		664,231	$ 1,814,499	1,697,777	$ 0	$ 0
Working capital deficit		1,752,040
Working Capital Loans		$ 1,500,000		$ 1,500,000
Percentage of own acquire of the equity interests				100.00%
Transaction owns to acquires				100.00%
Aggregate deposit in the trust account of business days	2 days
Anticipated public share (in Dollars per share)				$ 10
Working capital				$ 1,762,262
Business combination [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issued and outstanding voting securities				50.00%
Class A Ordinary Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross proceeds				$ 184,000,000
Initial Public Offering [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units issued in transaction (in Shares)	18,400,000
Share price per share (in Dollars per share)	$ 10
Initial Public Offering [Member] | Class A Ordinary Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units issued in transaction (in Shares)	18,400,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units issued in transaction (in Shares)	2,400,000
Over-Allotment Option [Member] | Public Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross proceeds	$ 184,000,000
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price per share (in Dollars per share)		$ 10		$ 10
Aggregate private placement		$ 5,090,000
Working Capital Loans		$ 1,500,000		$ 1,500,000
Private Placement [Member] | Class A Ordinary Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units issued in transaction (in Shares)		509,000		509,000
Share price per share (in Dollars per share)		$ 10		$ 10